Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
EQUITY	EQUITY
a.Share capital
1)Ordinary shares

	December 31
	2021	2020
Number of shares authorized (in thousands)	229,781	229,781
Authorized capital	$23	$23
Number of shares issued and fully paid (in thousands) *	126,100	118,309
Issued capital	$15	$14
* Prior period results have been retroactively adjusted to reflect the 1: 0.8752888353 share subdivision effected on April 4, 2022.
Gogoro’s issued and outstanding ordinary share capital at December 31, 2021 and 2020 were $15 thousand and $14 thousand, divided into 144,067 thousand ordinary shares and 135,166 thousand ordinary shares, respectively, at $0.0001 par value each. Each ordinary share carries one vote and the right for dividends.
Pursuant to the Merger Agreement described in Note 1, immediately prior to the consummation of the Merger, Gogoro effected a recapitalization, whereby each of Gogoro’s ordinary shares that were issued and outstanding was subdivided into 0.8752888353 ordinary shares of Gogoro, such that each Gogoro ordinary share will have a value of $10.00 per share after giving effect to such share subdivision. According to Codification of Staff Accounting Bulletins Topic 4.C, Change in Capital Structure, all ordinary shares, preferred shares and restricted shares were adjusted retroactively for all periods presented in these consolidated financial statements.
2)Preferred shares
Gogoro issued 85,714 thousand shares of series C preference shares at an issuance price per share of $3.50 in 2017. The shares have been retroactively adjusted to 75,025 thousand shares so as to reflect the 1:0.8752888353 share subdivision effected on April 4, 2022. As of December 31, 2021 and 2020, the amounts of Gogoro’s outstanding preferred shares were both $85,714 thousand. The major features of preference share are summarized as follows:
a)The series C preferred shares will have a liquidation preference per share equal to the per share subscription price of such series C preferred shares in preference over the ordinary shares of Gogoro.
b)Each series C preferred share is entitled to the same dividends distributable to each ordinary share as may be declared from time to time by Gogoro’s board of directors.
c)The series C preferred shares will convert into ordinary shares on a one to one basis upon the earlier of: (i) at any time immediately before the issuance by Gogoro’s any class of shares with rights ranking prior to the series C preferred shares; (ii) Gogoro’s submission of an application with Taipei Exchange for listing on the Emerging Stock Board, or (iii) Gogoro's submission of a listing application in connection with the IPO to either the Taiwanese Stock Exchange Main Board, Hong Kong Stock Exchange Main Board, NASDAQ or NYSE in connection with its IPO. Prior to an IPO, if Gogoro issues any equity-linked securities for a price per share less than $3.50 per share other than ordinary shares issued in accordance with equity incentive award plans, the series C preferred shares shall be subject to broad-based weighted average anti-dilution protection.
d)Each series C preferred share will have a number of votes equal to the number of ordinary shares into which such series C preferred share is then convertible. The holders of ordinary shares will have one vote per share and will vote together with the ordinary shares, as a single class.
b.Capital surplus

	December 31
	2021	2020
Issuance of ordinary shares	$125,747	$125,747
Expired share option	2,209	2,209
Employee restricted shares	5,037	—
	$132,993	$127,956
On July 29, 2020, the shareholder’s meeting approved to offset accumulated deficit by capital surplus in the amount of $302,660 thousand.
For details of capital surplus - expired share option and employee restricted shares, refer to Note 24.

c.Retained earnings and dividend policy
1)Subject to any rights and restrictions for the time being attached to any Shares, Gogoro’s board of directors may from time to time declare dividends (including interim dividends) and other distributions on shares in issue and authorize payment of the same out of the funds of Gogoro lawfully available therefor.
2)Subject to any rights and restrictions for the time being attached to any Shares, Gogoro by ordinary resolution may declare dividends, but no dividend shall exceed the amount recommended by Gogoro’s board of directors.
3)Gogoro’s board of directors may, before recommending or declaring any dividend, set aside out of the funds legally available for distribution such sums as they think proper as a reserve or reserves which shall, in the absolute discretion of Gogoro’s board of directors be applicable for meeting contingencies, or for equalizing dividends or for any other purpose to which those funds may be properly applied and pending such application may in the absolute discretion of Gogoro’s board of directors, either be deployed in Gogoro’s business or be invested in such investments as Gogoro’s board of directors may from time to time consider appropriate.